[LOGO]


                               THE PERKINS FUNDS
--------------------------------------------------------------------------------


                                  ANNUAL REPORT









--------------------------------------------------------------------------------
                                   Year Ended
                                 March 31, 2001

                                     [LOGO]


April 24, 2001

Dear Shareholders:

Calendar year 2000 and the first quarter of 2001 provided a continuation of the highly volatile markets that we have been experiencing over the last several years. Both of our funds had up and down quarters during this time period but finished their fiscal year ended March 31, 2001 down, as did the major indexes. However, the Opportunity fund was up 16.4% in the March quarter, due largely to it's holding in Insignia Systems, Inc. Both funds now compare very favorably with the indexes on annualized return since inception (see table on page 3). The strong declines that occurred in technology stocks in general during the year did impact the Funds as both had significant holdings in technology stocks; including internet, computer hardware and software, telecommunications and medical technology. As always, we try to evaluate companies one at a time when deciding which stocks to buy, which to hold and which to sell. Although this resulted in some holdings being sold and others purchased, both Funds continue to have significant technology holdings.

While it is now widely accepted that we have been in a bear market for the last year or more, there are several reasons to believe this trend may be changing, at least for the near term. Perhaps the strongest reason to look for a better market going forward is the fourth successive Federal Reserve rate cut, that took place on April 18, 2001. Of the thirteen examples of three or more successive Fed rate cuts to date, the market was up 12 months later in all but one case, which was 1930. In terms of the business cycle, the average recession since 1932 has lasted approximately one year. Additionally, the market typically bottoms three to six months before the end of a recession. Assuming that the US economy went into a recession during the fourth quarter of 2000, we could be about halfway through it now. If this turns out to be an average length recession, the market could bottom any time between now and one quarter from now. Valuations and investor sentiment measures, on the other hand, have not yet gone to the levels of past bear market bottoms. This could point to another decline yet to come at some point after an intervening rally.

In our last shareholder letter, we included a graph which showed that the typical large cap stock as represented by the capitalization weighted NASDAQ Composite had just started to top out, while the average stock as represented by the Advance-Decline line had been in a downtrend for several years. If we printed that chart again, it would now show that the large cap stocks have been in a downtrend since that time and the average stock has started to turn up. Another graph, which we have printed before, shows a relative strength line between the Russell 2000 (representing smaller cap stocks) and the S&P 500 (representing larger cap stocks). When the line is moving down the large cap stocks are performing better and when the line is moving up the small cap stocks are better. We are printing this graph again with the addition of shaded areas that represent the last recessions. The chart shows two things. First, after a false start for small caps in early 2000 the line turned back down but is now turning up again. Second, small caps performed best for one to four years coming out of the last two recessions. As we have said in the past, we believe that when the market does bottom small caps will lead the next advance.

                       [RUSSELL 2000 VERSUS S&P 500 GRAPH]

As we mentioned in our last letter, The Perkins Opportunity Fund has a significant tax loss carry-forward. Part of that carryforward was used up last year, however, as of March 31, 2001 $3.1 million remains. This means that the Fund may be able to take up to $1.83 per share of capital gains in the future without having to make a taxable distribution. The carryforward resulted from the sale of Fund holdings at a loss to cover redemptions in 1997 and 1998 when small company stocks were performing badly. This represents a significant shelter for taxable accounts and can work to the advantage of new investors and long-term shareholders when the Fund is performing well. The Fund has many good holdings that have the potential for capital appreciation and will not have to distribute any tax liability until its carryforward is used up. We are pleased that you as a shareholder have elected to retain your shares. We also believe it would be an excellent time to add to your holdings to take advantage of this hidden asset when the next upswing in the Fund's portfolio takes place.

The Discovery Fund, which is just three years old, is well-positioned in micro-cap growth stocks, i.e., those with less than a $100 million market capitalization. There are plenty to choose from, as the price decline in small-cap stocks moved many into the micro-cap category. The Fund is still very small, just $1.1 million in net assets as of March 31, which makes it very interesting for new money since it contains only 34 stocks and, therefore, price increases in just a few can be meaningful.

The following table shows the Funds' returns by year and since inception, compared to several popular indices.

                                      PERKINS        PERKINS
                                     DISCOVERY     OPPORTUNITY     RUSSELL       NASDAQ        S&P
                                       FUND           FUND          2000       COMPOSITE       500
CALENDAR PERIOD                       (PDFDX)       (POFDX)        INDEX         INDEX        INDEX
---------------                       -------       -------        -----         -----        -----
1993 (Partial Year)                       --         39.52%        17.62%        17.26%       10.67%

1994                                      --         14.85%        (3.18)%       (3.20)%       1.27%

1995                                      --         70.35%        26.21%        39.92%       37.53%

1996                                      --         (7.33)%       14.76%        22.71%       22.99%

1997                                      --        (17.08)%       20.52%        21.64%       33.34%

1998 - Discovery (Part Yr)              9.67%           --        (11.23)%       21.34%       12.84%

     - Opportunity                        --        (16.01)%       (3.45)%       39.63%       28.57%

1999                                   67.54%        98.58%        19.62%        85.58%       21.03%

2000                                    7.61%       (29.26)%       (4.20)%      (39.29)%     (9.15)%

2001 (YTD to 03/31/01)                (10.57)%       16.39%        (6.82)%      (25.51)%     (11.85)%

Annualized - Discovery                 21.09%           --         (2.11)%         .37%        2.77%

Annualized - Opportunity                  --         13.91%         9.24%        13.41%        5.18%
  (Inception to 03/31/01)

Sincerely,

/s/ Richard W. Perkins                /s/ Daniel S. Perkins

Richard W. Perkins, C.F.A.            Daniel S. Perkins, C.F.A.
President                             Vice President

Past performance is no guarantee of future results. The value of fund shares and their return will fluctuate and investors may have a gain or loss when they redeem shares. The Discovery Fund's one-year and average annual total return since inception (April 9, 1998) through March 31, 2001, after the maximum sales charge of 4.75%, were -44.18% and 19.13%, respectively. The Opportunity Fund's one-year, five-year and average annual total return since inception (February 18, 1993) through March 31, 2001, after the maximum sales charge of 4.75%, were -33.57%, -1.39% and 13.23%, respectively. Small company investing involves greater risks and volatility. The performance quoted for the Opportunity Fund reflects a substantial increase in value of a single holding during the last year. It is not probable that a single holding will have such a substantial impact on performance in the future. The Funds are distributed by First Fund Distributors, Inc., Phoenix, AZ 85018. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

                             Perkins Discovery Fund
              Value of $10,000 vs S&P 500 and Russell 2000 Indexes

                          Average Annual Total Return
                          Period Ended March 31, 2001
                       1 Year ....................(41.40%)
                       Since Inception(4/9/98).....21.09%

                    Perkins             S&P 500          Russell 2000
                Discovery Fund        with income         with income
                --------------        -----------         -----------
04/09/98            10,000               10,000              10,000
06/30/98            10,860               10,239               9,543
09/30/98             8,800                9,223               7,621
12/31/98            10,967               11,191               8,864
03/31/99            11,567               11,745               8,383
06/30/99            12,673               12,574               9,686
09/30/99            13,693               11,788               9,074
12/31/99            18,374               13,542              10,748
03/31/00            30,176               13,852              11,508
06/30/00            21,795               13,484              11,073
09/30/00            21,858               13,353              11,196
12/31/00            18,831               12,309              10,423
03/31/01            16,841               10,849               9,744


                            Perkins Opportunity Fund
              Value of $10,000 vs S&P 500 and Russell 2000 Indexes

                          Average Annual Total Return
                          Period Ended March 31, 2001
                    1 Year ..........................(30.26%)
                    5 Year ...........................(0.42%)
                    Since Inception (2/18/93).........13.91%

                   Perkins              S&P 500           Russell 2000
               Opportunity Fund       with income          with income
               ----------------       -----------          -----------
 2/17/1993          10,000               10,000              10,000
 3/31/1993          10,613               10,458              10,204
 6/30/1993          11,133               10,500              10,428
 9/30/1993          12,940               10,779              11,339
12/31/1993          13,952               11,032              11,633
 3/31/1994          14,033               10,610              11,323
 6/30/1994          12,656               10,647              10,880
 9/30/1994          16,059               11,178              11,636
12/31/1994          16,023               11,173              11,421
 3/31/1995          19,467               12,260              11,948
 6/30/1995          22,925               13,429              13,068
 9/30/1995          27,149               14,496              14,359
12/31/1995          27,296               15,366              14,670
 3/31/1996          29,421               16,194              15,419
 6/30/1996          32,732               16,910              16,190
 9/30/1996          28,862               17,440              16,245
12/31/1996          25,294               18,899              17,090
 3/31/1997          20,907               19,400              16,206
 6/30/1997          23,267               22,781              18,833
 9/30/1997          26,657               24,490              21,636
12/31/1997          20,973               25,201              20,912
 3/31/1998          23,666               28,714              22,806
 6/30/1998          22,403               29,644              21,942
 9/30/1998          15,755               26,703              17,522
12/31/1998          16,778               32,402              20,380
 3/31/1999          18,756               34,004              19,274
 6/30/1999          19,911               36,405              22,271
 9/30/1999          19,437               34,129              20,864
12/31/1999          33,318               39,208              24,711
 3/31/2000          39,332               40,106              26,460
 6/30/2000          32,067               39,039              25,460
 9/30/2000          32,384               38,660              25,743
12/31/2000          23,568               35,637              23,964
 3/31/2001          27,430               31,410              22,404

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.

The Russell 2000 Index is formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000 leaving a good small company Index. The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies. The indicies are unmanaged and returns include reinvested dividends.

                             PERKINS DISCOVERY FUND

SCHEDULE OF INVESTMENTS at March 31, 2001

 SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 79.6%
BUSINESS SERVICES - MISCELLANEOUS: 0.9%
   12,500      United Shipping & Technology, Inc.*                  $     9,375
                                                                    -----------
COMPUTERS - INTEGRATED SYSTEMS: 4.8%
    2,500      Intelli-Check, Inc.*                                      14,150
   10,000      Visionics Corp.*                                          39,375
                                                                    -----------
                                                                         53,525
                                                                    -----------
COMPUTERS - PERIPHERAL EQUIPMENT: 6.1%
    7,500      Check Technology Corp.*                                   21,562
    6,000      Digi International, Inc.*                                 34,688
    5,000      Tidel Technologies, Inc.*                                 11,563
                                                                    -----------
                                                                         67,813
                                                                    -----------
CREDIT AND FINANCE: 3.0%
    3,000      MicroFinancial, Inc.                                      33,600
                                                                    -----------
DIVERSIFIED MANUFACTURING: 3.4%
    2,000      Raven Industries, Inc.                                    37,000
                                                                    -----------
ELECTRONIC PRODUCTS: 3.8%
    1,500      Axsys Technologies, Inc.*                                 28,875
    5,000      Research, Inc.*                                           13,125
                                                                    -----------
                                                                         42,000
                                                                    -----------
HEALTHCARE - SERVICES: 14.5%
    1,000      America Service Group, Inc.*                              25,000
    3,000      American Dental Partners, Inc.*                           27,750
   10,000      American Shared Hospital Services                         24,000
    6,300      National Home Health Care Corp.*                          45,675
    4,000      UroCor, Inc.*                                             38,000
                                                                    -----------
                                                                        160,425
                                                                    -----------
LEISURE - GAMING: 6.8%
    3,000      Shuffle Master, Inc.*                                     75,563
                                                                    -----------
MEDICAL PRODUCTS: 13.4%
    4,000      Cellegy Pharmaceuticals, Inc.*                            20,500
   15,000      Eclipse Surgical Tech, Inc.*                              16,406
    4,500      Hypertension Diagnostics, Inc.*                           17,859
   10,000      LecTec Corp.*                                             17,500
    3,500      Merit Medical Systems, Inc.*                              21,656
   10,000      Rehabilicare, Inc.*                                       27,500
    6,000      SpectraScience, Inc.*                                     26,625
                                                                    -----------
                                                                        148,046
                                                                    -----------
REAL ESTATE SERVICES: 2.6%
    2,500      HomeServices.Com, Inc.*                                   28,750
                                                                    -----------
RETAIL - MISCELLANEOUS: 10.0%
   25,000      Cost-U-Less, Inc.*                                        43,750
    4,000      Damark International, Inc.- Class A*                      12,250
    2,500      Gart Sports Co.*                                          27,813
    2,500      Sharper Image Corp.*                                      26,406
                                                                    -----------
                                                                        110,219
                                                                    -----------
TELECOMMUNICATIONS - EQUIPMENT/SERVICES: 10.3%
   25,000      ACI Telecentrics, Inc.*                                   22,656
    4,000      ACT Teleconferencing, Inc.*                               27,000
    2,500      APA Optics, Inc.*                                         22,031
   10,000      ChoiceTel Communications, Inc.*                           12,500
    2,500      Hector Communications Corp.*                              24,875
   10,000      OneLink Communications, Inc.*                              4,688
                                                                    -----------
                                                                        113,750
                                                                    -----------
TOTAL COMMON STOCKS
     (Cost $1,019,768)                                                  880,066
                                                                    -----------

                             PERKINS DISCOVERY FUND

 SHARES                                                                 VALUE
--------------------------------------------------------------------------------
   WARRANTS: 1.4%
   Medical Products: 0.6%
    4,500      Hypertension Diagnostics, Inc. Wts.*                 $     7,031
                                                                    -----------
   Telecommunications - Equipment/Services: 0.8%
    4,000      Raydyne ComStream, Inc. Wts.*                              8,250
                                                                    -----------
TOTAL WARRANTS
     (Cost $0)                                                           15,281
                                                                    -----------

PRINCIPAL
 AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT: 16.9%
$ 187,000      Firstar Bank Repurchase Agreement, 3.75%,
                 dated 3/30/01, due 4/2/01, [collateralized
                 by $190,736 Federal Home Loan Mortgage Corp. 2111
                 DB, 6.00%, due 3/1/2025 (proceeds $187,058)]
                 Cost $187,000)                                     $   187,000
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
     (Cost $1,206,768+): 97.9%                                        1,082,347
Other Assets less Liabilities: 2.1%                                      22,833
                                                                    -----------
NET ASSETS: 100.0%                                                  $ 1,105,180
                                                                    ===========

*    Non-income producing security.

+ At March 31, 2001, the basis of investments for federal income tax purposes was $1,206,993. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                                  $   109,081
     Gross unrealized depreciation                                     (233,727)
                                                                    -----------
     Net unrealized depreciation                                    $  (124,646)
                                                                    ===========

See accompanying Notes to Financial Statements.

                             PERKINS DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2001

ASSETS
  Investments in securities, at value (cost $1,206,768) .......     $ 1,082,347
  Cash ........................................................             496
  Receivables:
    Securities sold ...........................................          25,530
    Due from advisor ..........................................          11,640
    Dividends and interest ....................................           1,534
  Prepaid expenses ............................................           7,338
  Deferred organization costs .................................           6,058
                                                                    -----------
       Total assets ...........................................       1,134,943
                                                                    -----------
LIABILITIES
  Payables:
    Administration fees .......................................           2,713
    Distribution fees .........................................             730
    Distribution to shareholders ..............................               4
  Accrued expenses ............................................          26,316
                                                                    -----------
       Total liabilities ......................................          29,763
                                                                    -----------

NET ASSETS ....................................................     $ 1,105,180
                                                                    ===========

  Net asset value and redemption price per share
    ($1,105,180/68,026 shares outstanding; unlimited
    number of shares authorized without par value) ............     $     16.25
                                                                    ===========

  Maximum offering price per share ($16.25/.9525) .............     $     17.06
                                                                    ===========

COMPONENTS OF NET ASSETS
  Paid-in capital .............................................     $ 1,080,810
  Accumulated net realized gain on investments ................         148,791
  Net unrealized depreciation on investments ..................        (124,421)
                                                                    -----------
       Net assets .............................................     $ 1,105,180
                                                                    ===========

See accompanying Notes to Financial Statements.

                             PERKINS DISCOVERY FUND

STATEMENT OF OPERATIONS For the Year Ended March 31, 2001

INVESTMENT INCOME
  Income
    Dividends ....................................................    $   2,328
    Interest .....................................................        8,826
                                                                      ---------
       Total income ..............................................       11,154
                                                                      ---------
  Expenses
    Transfer agent fees ..........................................       34,159
    Administration fees ..........................................       30,000
    Fund accounting fees .........................................       16,180
    Audit fees ...................................................       14,407
    Advisory fees ................................................       13,387
    Registration fees ............................................       12,855
    Custody fees .................................................        6,102
    Legal fees ...................................................        4,058
    Trustee fees .................................................        3,751
    Distribution fees ............................................        3,102
    Amortization of deferred organization costs ..................        3,000
    Miscellaneous ................................................        1,355
    Shareholder service fees .....................................        2,090
    Reports to shareholders ......................................          396
    Insurance expense ............................................          181
                                                                      ---------
       Total expenses ............................................      145,023
       Less: fees waived and expenses absorbed ...................     (111,556)
                                                                      ---------
       Net expenses ..............................................       33,467
                                                                      ---------
          Net investment loss ....................................      (22,313)
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...............................      148,791
  Net unrealized depreciation on investments .....................     (927,122)
                                                                      ---------
       Net realized and unrealized loss on investments ...........     (778,331)
                                                                      ---------
          Net decrease in net assets resulting from operations ...    $(800,644)
                                                                      =========

See accompanying Notes to Financial Statements.

                             PERKINS DISCOVERY FUND

STATEMENT OF CHANGES IN NET ASSETS at February 29, 2000 (Unaudited)

                                                                             YEAR ENDED       YEAR ENDED
                                                                           MARCH 31, 2001   MARCH 31, 2000
                                                                           --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ................................................      $   (22,313)      $   (24,768)
  Net realized gain on investments ...................................          148,791           528,588
  Net unrealized appreciation (depreciation) on investments                    (927,122)          728,192
                                                                            -----------       -----------
       Net increase (decrease) in net assets
         resulting from operations ...................................         (800,644)        1,232,012
                                                                            -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain .............................................         (383,387)         (120,760)
                                                                            -----------       -----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net
    change in outstanding shares (a) .................................          326,808            54,376
                                                                            -----------       -----------

       Total increase (decrease) in net assets .......................         (857,223)        1,165,628

NET ASSETS
  Beginning of year ..................................................        1,962,403           796,775
                                                                            -----------       -----------

  End of year ........................................................      $ 1,105,180       $ 1,962,403
                                                                            ===========       ===========

(a)  A summary of capital share transactions is as follows:

                                             YEAR ENDED                  YEAR ENDED
                                           MARCH 31, 2001               MARCH 31, 2000
                                     ------------------------      -----------------------
                                      SHARES         VALUE          SHARES         VALUE
                                     --------      ---------       -------       ---------
Shares sold ......................    12,081       $ 251,585         7,170       $ 162,035
Shares issued in reinvestment
  of distributions ...............    16,999         310,079         4,268          91,630
Shares redeemed ..................    (9,846)       (234,856)       (8,564)       (199,289)
                                     -------       ---------       -------       ---------
Net increase .....................    19,234       $ 326,808         2,874       $  54,376
                                     =======       =========       =======       =========

See accompanying Notes to Financial Statements.

                             PERKINS DISCOVERY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                                              YEAR ENDED MARCH 31,     APRIL 9, 1998*
                                                            -----------------------       THROUGH
                                                              2001           2000      MARCH 31, 1999
                                                              ----           ----      --------------
Net asset value, beginning of period ....................   $ 40.22         $ 17.35        $ 15.00
                                                            -------         -------        -------
Income from investment operations:
  Net investment loss ...................................     (0.33)          (0.15)         (0.15)
  Net realized and unrealized gain
    (loss) on investments ...............................    (15.45)          26.07           2.50
                                                            -------         -------        -------

Total from investment operations ........................    (15.78)          25.56           2.35
                                                            -------         -------        -------
Less distributions:
  From net realized gain ................................     (8.19)          (2.69)            --
                                                            -------         -------        -------
Net asset value, end of period ..........................   $ 16.25         $ 40.22        $ 17.35
                                                            =======         =======        =======

Total return ............................................    (41.40)%        160.88%         15.67%++

Ratios/supplemental data:
  Net assets, end of period (millions) ..................   $   1.1         $   2.0        $   0.8

Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed ..............     10.86%          12.27%         24.67%+
  After fees waived and expenses absorbed ...............      2.50%           2.50%          2.50%+

Ratio of net investment loss to average net assets:
  Before fees waived and expenses absorbed ..............    (10.03)%        (11.97)%       (23.41)%+
  After fees waived and expenses absorbed ...............     (1.67)%         (2.20)%        (1.24)%+

  Portfolio turnover rate ...............................     73.76%         144.58%        137.32%++

*    Commencement of operations.
+    Annualized.
++   Not Annualized.

See accompanying Notes to Financial Statements.

                            PERKINS OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2001

  SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 95.6%
BUSINESS SERVICES: 27.5%
   87,500      Appliance Recycling Centers of America, Inc.*        $   109,375
   25,000      G&K Services, Inc.                                       498,437
  437,500      Health Fitness Corp.*                                    223,125
  750,000      Insignia Systems, Inc.*                                7,031,250
  400,000      Integrated Security Systems, Inc.*                       136,000
  250,000      Reality Interactive, Inc.*                                20,000
                                                                    -----------
                                                                      8,018,187
                                                                    -----------
COMMERCIAL SERVICES: 6.9%
   74,500      Apogee Enterprises, Inc.                                 530,813
   40,000      Coinstar, Inc.*                                          670,000
  100,000      US Oncology, Inc.*                                       812,500
                                                                    -----------
                                                                      2,013,313
                                                                    -----------
COMPUTER - INTERNET: 0.2%
   50,000      VCampus Corp.*                                            53,125
                                                                    -----------
COMPUTERS - INTEGRATED SYSTEMS: 4.9%
  300,000      Applied Digital Solutions, Inc.*                         487,500
  200,000      Visionics Corp.*                                         787,500
  100,000      Zamba Corp.*                                             161,000
                                                                    -----------
                                                                      1,436,000
                                                                    -----------
COMPUTERS - PERIPHERAL EQUIPMENT: 3.2%
  100,000      Ciprico, Inc.*                                           850,000
  100,000      RSI Systems, Inc.*                                        70,000
                                                                    -----------
                                                                        920,000
                                                                    -----------
COMPUTERS - SOFTWARE: 6.5%
  100,000      3DO Co. (The)*                                           200,000
  100,000      Ebix.com, Inc.*                                           62,500
   20,000      IntraNet Solutions, Inc.*                                478,750
   24,998      SPSS, Inc.*                                              423,395
   50,000      Take-Two Interactive Software, Inc.*                     713,281
                                                                    -----------
                                                                      1,877,926
                                                                    -----------
CONSUMER PRODUCTS: 2.3%
  250,000      Galagen, Inc.*                                           117,188
  250,000      MBC Holding Co.*                                         562,500
                                                                    -----------
                                                                        679,688
                                                                    -----------
DIRECT MARKETING: 1.4%
   30,000      ValueVision International, Inc.*                         418,125
                                                                    -----------
DIVERSIFIED MANUFACTURING: 4.0%
   26,740      Tyco International Ltd.                                1,155,970
                                                                    -----------
ELECTRONIC PRODUCTS: 3.9%
   50,000      Asyst Technologies, Inc.*                                650,000
  175,000      Micro Component Technology, Inc.*                        481,250
                                                                    -----------
                                                                      1,131,250
                                                                    -----------
FOOD - WHOLESALE: 1.8%
   40,000      SUPERVALU, Inc.                                          533,200
                                                                    -----------
LEISURE - MISCELLANEOUS: 2.4%
   50,000      American Classic Voyages Co.*                            625,000
  100,000      Innovative Gaming Corp. of America*                       84,375
                                                                    -----------
                                                                        709,375
                                                                    -----------
MEDICAL PRODUCTS: 8.8%
   50,000      ATS Medical, Inc.*                                       481,250
  100,000      LecTec Corp.*                                            175,000
   57,386      Possis Medical, Inc.*                                    258,237
   50,000      Regeneration Technologies, Inc.*                         537,500
  175,000      SpectraScience, Inc.*                                    776,563
   50,000      Theragenics Corp.*                                       319,500
                                                                    -----------
                                                                      2,548,050
                                                                    -----------
RETAIL -MISCELLANEOUS: 20.9%
  200,000      Big Buck Brewery & Steakhouse, Inc.*                     200,000
   40,000      Buca, Inc.*                                              744,800
   41,500      Guitar Center, Inc.*                                     731,438
   60,000      Hot Topic, Inc.*                                       1,680,000
   40,000      Regis Corp.                                              585,000
  112,500      Wilsons The Leather Experts, Inc.*                     2,144,531
                                                                    -----------
                                                                      6,085,769
                                                                    -----------
TELECOMMUNICATIONS - EQUIPMENT/SERVICES: 0.9%
   85,000      ChoiceTel Communications, Inc.*                          106,250
  100,000      Norstan, Inc.*                                            93,750
  115,000      OneLink Communications, Inc.*                             53,906
                                                                    -----------
                                                                        253,906
                                                                    -----------
TOTAL COMMON STOCKS
     (Cost $36,641,349)                                              27,833,884
                                                                    -----------

                            PERKINS OPPORTUNITY FUND

  SHARES                                                                VALUE
--------------------------------------------------------------------------------
WARRANTS: 0.0%
RETAIL - MISCELLANEOUS: 0.0%
  300,000      Big Buck Brewery & Steakhouse, Inc. Wts.
                 A, Exp. 12/13/01*                                  $     9,375
                                                                    -----------
TELECOMMUNICATIONS - EQUIPMENT/SERVICES: 0.0%
   85,000      ChoiceTel Communications, Inc. Wts.,
                 Exp. 11/10/02*                                     $     2,656
                                                                    -----------
TOTAL WARRANTS (Cost $10,801)                                            12,031
                                                                    -----------

PRINCIPAL
 AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT: 5.0%

$1,456,000     Firstar Repurchase Agreement, 3.75%, dated
                 3/30/01, due 4/2/01, [collateralized by
                 $1,485,092 Federal Home Loan Mortgage Corp.,
                 2111 DB, 6.00%, due 3/1/2025 (proceeds
                 $1,456,449)] (Cost $1,456,000)                     $ 1,456,000
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
     (Cost $38,108,150+): 100.6%                                     29,301,915
Liabilities in excess of Other Assets: (0.6)%                          (180,813)
                                                                    -----------
NET ASSETS: 100.0%                                                  $29,121,102
                                                                    ===========

*    Non-income producing security.

+ At March 31, 2001, the basis of securities for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

     Gross unrealized appreciation                                 $  9,067,857
     Gross unrealized depreciation                                  (17,874,092)
                                                                   ------------
     Net unrealized depreciation                                   $ (8,806,235)
                                                                   ============

See accompanying Notes to Financial Statements.

                            PERKINS OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2001

ASSETS
  Investments in securities, at value (cost $38,108,150) ......    $ 29,301,915
  Cash ........................................................             154
  Receivables:
    Fund shares sold ..........................................         108,726
    Dividends and interest ....................................           1,075
  Prepaid expenses ............................................           3,372
                                                                   ------------
       Total assets ...........................................      29,415,242
                                                                   ------------
LIABILITIES
  Payables:
    Due to advisor ............................................          26,633
    Distribution fees .........................................          18,894
    Shareholder service fees ..................................           2,321
    Fund shares redeemed ......................................         197,341
    Administration fees .......................................           6,658
  Accrued expenses ............................................          42,293
                                                                   ------------
       Total liabilities ......................................         294,140
                                                                   ------------
NET ASSETS ....................................................    $ 29,121,102
                                                                   ============
  Net asset value and redemption price per share
    ($29,121,102/1,680,773 shares outstanding; unlimited
     number of shares authorized without par value) ...........    $      17.33
                                                                   ============

  Maximum offering price per share ($17.33/.9525) .............    $      18.19
                                                                   ============

COMPONENTS OF NET ASSETS
  Paid-in capital .............................................    $ 41,005,759
  Accumulated net realized loss on investments ................      (3,078,422)
  Net unrealized depreciation on investments ..................      (8,806,235)
                                                                   ------------
       Net assets .............................................    $ 29,121,102
                                                                   ============

See accompanying Notes to Financial Statements.

                            PERKINS OPPORTUNITY FUND

STATEMENT OF OPERATIONS For the Year Ended March 31, 2001

INVESTMENT INCOME
  Income
    Dividends ...................................................  $     16,697
    Interest ....................................................       206,534
                                                                   ------------
       Total income .............................................       223,231
                                                                   ------------
  Expenses
    Advisory fees ...............................................       336,262
    Administration fees .........................................        87,266
    Distribution fees ...........................................        77,678
    Transfer agent fees .........................................        75,913
    Shareholder service fees ....................................        43,195
    Fund accounting fees ........................................        24,244
    Audit fees ..................................................        22,411
    Registration fees ...........................................        16,381
    Reports to shareholders .....................................        16,020
    Custody fees ................................................        15,016
    Trustee fees ................................................         6,894
    Miscellaneous ...............................................         5,939
    Insurance expense ...........................................         5,791
    Legal fees ..................................................         3,980
                                                                   ------------
       Total expenses ...........................................       736,990
                                                                   ------------
          Net investment loss ...................................      (513,759)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ..............................     1,817,975
  Net unrealized depreciation on investments ....................   (15,537,247)
                                                                   ------------
       Net realized and unrealized loss on investments ..........   (13,719,272)
                                                                   ------------
          Net decrease in net assets resulting from operations ..  $(14,233,031)
                                                                   ============

See accompanying Notes to Financial Statements.

                            PERKINS OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                    YEAR ENDED      YEAR ENDED
                                                  MARCH 31, 2001  MARCH 31, 2000
                                                  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ...........................  $   (513,759)   $   (694,108)
  Net realized gain on investments ..............     1,817,975      10,098,026
  Net unrealized appreciation (depreciation)
    on investments ..............................   (15,537,247)     19,358,743
                                                   ------------    ------------
       Net increase (decrease) in net assets
         resulting from operations ..............   (14,233,031)     28,762,661
                                                   ------------    ------------
CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets derived from net
    change in outstanding shares (a) ............    (6,851,775)    (10,331,153)
                                                   ------------    ------------

       Total increase (decrease) in net assets ..   (21,084,806)     18,431,508

NET ASSETS
  Beginning of year .............................    50,205,908      31,774,400
                                                   ------------    ------------
  End of year ...................................  $ 29,121,102    $ 50,205,908
                                                   ============    ============

(a)  A summary of capital share transactions is as follows:

                            YEAR ENDED                      YEAR ENDED
                          MARCH 31, 2001                  MARCH 31, 2000
                   ----------------------------    ----------------------------
                      SHARES           VALUE          SHARES           VALUE
                   ------------    ------------    ------------    ------------
Shares sold           1,948,035    $ 36,241,485         633,195    $ 11,778,533
Shares redeemed      (2,287,609)    (43,093,260)     (1,294,244)    (22,109,686)
                   ------------    ------------    ------------    ------------
Net decrease           (339,574)   $ (6,851,775)       (661,049)   $(10,331,153)
                   ============    ============    ============    ============

See accompanying Notes to Financial Statements.

                            PERKINS OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

                                                                                 YEAR ENDED MARCH 31,
                                                            ------------------------------------------------------------
                                                              2001        2000          1999         1998          1997
                                                            -------      -------       -------      -------      -------
Net asset value, beginning of year .....................    $ 24.85      $ 11.85       $ 14.24      $ 12.58      $ 18.78
                                                            -------      -------       -------      -------      -------
Income from investment operations:
  Net investment loss ..................................      (0.31)       (0.34)        (0.24)       (0.34)       (0.24)
  Net realized and unrealized gain
    (loss) on investments ..............................      (7.21)       13.34         (2.15)        2.00        (4.98)
                                                            -------      -------       -------      -------      -------

Total from investment operations .......................      (7.52)       13.00         (2.39)        1.66        (5.22)
                                                            -------      -------       -------      -------      -------
Less distributions:
  From net realized gain ...............................         --           --            --           --        (0.98)
                                                            -------      -------       -------      -------      -------
  Net asset value, end of year .........................    $ 17.33      $ 24.85       $ 11.85      $ 14.24      $ 12.58
                                                            =======      =======       =======      =======      =======

  Total return .........................................     (30.26)%     109.70%       (16.78)%      13.20%      (28.94)%

Ratios/supplemental data:
  Net assets, end of year (millions) ...................    $  29.1      $  50.2       $  31.8      $  56.1      $  75.3
Ratio of expenses to average net assets ................       2.20%        2.18%         2.24%        2.27%        1.90%
Ratio of net investment loss to average net assets......      (1.53)%      (1.90)%       (1.69)%      (1.85)%      (1.25)%

Portfolio turnover rate ................................      30.08%       29.64%        19.34%       53.37%       86.88%

See accompanying Notes to Financial Statements.

                                THE PERKINS FUNDS

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

The Perkins Discovery Fund and The Perkins Opportunity Fund (the "Funds") are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Each Fund's primary investment objective is capital appreciation. The Perkins Discovery Fund and The Perkins Opportunity Fund began operations on April 9, 1998 and February 18, 1993, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITIES VALUATION. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which, when combined with accrued interest, approximates market value.

B. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. Therefore, no federal income tax provision is required.

     For the Perkins Opportunity Fund, at March 31, 2001, there is a capital loss car-ryforward of approximately $3,078,000, which expires March 31, 2007, available to offset future gains, if any.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Income and capital gains distributions to shareholders are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to differing treatments for net operating losses.

                            THE PERKINS FUNDS

D. DEFERRED ORGANIZATION COSTS. All of the expenses incurred by the Advisor in connection with the organization and registration of the Perkins Discovery Fund's shares will be borne by the Fund and are being amortized to expense on a straight-line basis over a period of five years.

E. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally acceptable in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Funds account and report for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended March 31, 2001, The Perkins Discovery Fund decreased paid in capital by $22,313 due to the Fund experiencing a net investment loss during the year. For the year ended March 31, 2001, The Perkins Opportunity Fund decreased paid-in capital by $513,757 due to the Fund experiencing a net investment loss during the year. Net assets were not affected by these changes.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

For the year ended March 31, 2001, Perkins Capital Management, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the year ended March 31, 2001, The Perkins Discovery Fund and The Perkins Opportunity Fund incurred $13,387 and $336,262, respectively, in advisory fees.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees for The Perkins Discovery Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.50% of its average daily net assets. For the year ended March 31, 2001, the Advisor has voluntarily waived its fees of $13,387 and absorbed expenses of $98,169 for The Perkins Discovery Fund.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does

                                THE PERKINS FUNDS
not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement

Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $12 million        $30,000
     $12 to $50 million       0.25% of average daily net assets
     $50 to $100 million 0.20% of average daily net assets $100 to $200 million 0.15% of average daily net assets
     Over $200 million        0.10% of average daily net assets

For the year ended March 31, 2001,  The Perkins  Discovery  Fund and The Perkins
Opportunity   Fund  incurred   Administration   fees  of  $30,000  and  $87,266,
respectively.

First Fund Distributors,  Inc. (the  "Distributor") acts as the Funds' principal
underwriter  in  a  continuous  public  offering  of  the  Funds'  shares.   The
Distributor is an affiliate of the Administrator.

Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION COSTS

Each Fund has adopted a Distribution Plan (the "Plans") in accordance with Rule 12b-1 under the 1940 Act. The Plans provide that the Funds may pay a fee to the Distributor at an annual rate of up to 0.20% of the average daily net assets of the Funds. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the year ended March 31, 2001, The Perkins Discovery Fund and The Perkins Opportunity Fund paid the Distributor $3,102 and $77,678, respectively, under the Plan.

NOTE 5 - SHAREHOLDER SERVICING FEE

The Funds have entered into a Shareholder Service Agreement with the Advisor, under which the Funds pay servicing fees at an annual rate of up to 0.25% of each Fund's average daily net assets. Payments to the Advisor under the Shareholder Servicing Agreement may reimburse the Advisor for payments it makes to selected brokers,

                                THE PERKINS FUNDS
dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders' accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended March 31, 2001, The Perkins Discovery Fund and The Perkins Opportunity Fund incurred $2,090 and $43,195, respectively, in Shareholder Servicing fees.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2001, the cost of purchases and the proceeds from sales of securities for The Perkins Discovery Fund, excluding short-term securities, was $865,401 and $1,164,257, respectively.

For the year ended March 31, 2001, the cost of purchases and the proceeds from sales of securities for The Perkins Opportunity Fund, excluding short-term securities, was $8,814,564 and $11,872,337, respectively.

NOTE 7 - REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Funds will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Funds in each agreement, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the accounts of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

NOTE 8 - INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the Investment Company Act of 1940, are companies 5% or more of whose outstanding voting shares are held by the Fund. For the year ended March 31, 2001, The Perkins Opportunity Fund had the following transactions with affiliated companies:

                           SHARES HELD                    SHARES HELD   VALUE
                            MARCH 31,    SHARES   SHARES   MARCH 31,   MARCH 31,
                               2000    PURCHASED   SOLD      2001        2001
                               ----    ---------   ----      ----        ----
Insignia Systems Inc.:       750,000                       750,000    $7,031,250
MBC Holding Company:         250,000                       250,000       562,500
Reality Interactive Inc.:    250,000                       250,000        20,000
                                                                      ----------
       Totals                                                         $7,613,750
                                                                      ==========

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders of
  The Perkins Discovery Fund
  The Perkins Opportunity Fund

The Board of Trustees of
   Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Perkins Discovery Fund and The Perkins Opportunity Fund, each a series of shares of Professionally Managed Portfolios, as of March 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Perkins Discovery Fund and The Perkins Opportunity Fund as of March 31, 2001, the results of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


                                        TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
April 12, 2001

--------------------------------------------------------------------------------

                                     Advisor
                        PERKINS CAPITAL MANAGEMENT, INC.
                              730 East Lake Street
                             Wayzata, MN 55391-1769
                                 (800) 998-3190
                                 (952) 473-8367

                                   Distributor
                          FIRST FUND DISTRIBUTORS, INC.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                    Custodian
                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                                425 Walnut Street
                              Cincinnati, OH 45202

                     Transfer Agent and Shareholder Services
                                   PFPC, INC.
                                  P.O. Box 8813
                            Wilmington, DE 19899-8813
                                 (800) 280-4779

                                    Auditors
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19101

                                  Legal Counsel
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

--------------------------------------------------------------------------------
This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, Fund performance may fluctuate substantially over the short-term and current performance may differ from that shown. Statements and other information herein are dated and are subject to change.